SUPPLEMENT DATED JUNE 13, 2013
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 28, 2012 FOR
BPV CORE DIVERSIFICATION FUND – INSTITUTIONAL SHARES (the “Fund”) AND
BPV WEALTH PRESERVATION FUND – INSTITUTIONAL SHARES
a series of BPV Family of Funds (the “Trust”)

This supplement must be accompanied by, or read in conjunction with, the current Prospectus and Statement of Additional Information (“SAI”) for the Trust, dated December 28, 2012. Please keep this supplement for future reference.

Effective June 7, 2013, Quintium Advisors, LLC, the sub-adviser to the Core Diversification Fund (the “Sub-Adviser”), has named Miranda Davis as a Portfolio Manager of the firm. Effective immediately, Ms. Davis will manage the Fund alongside of George Hashbarger, Jr., who has previously served as the sole Portfolio Manager of the Fund since its inception.  Accordingly:

•	References in the Prospectus and SAI to “Portfolio Manager” are changed, where the context requires, to “Portfolio Managers”.

•	The paragraph captioned “Management” on page 4 of the Prospectus is replaced with the following:

BPV Capital Management, LLC serves as the Core Diversification Fund’s investment adviser and Quintium Advisors, LLC serves as the Fund’s sub-adviser. Miranda Davis and George Hashbarger, Jr. are the Fund’s Portfolio Managers.  Mr. Hashbarger is the President of the Sub-Adviser, and was the sole portfolio manager of the Fund from its inception until Mr. Hashbarger and Ms. Davis were designated as Portfolio Managers on June 7, 2013.

•	The section captioned “Portfolio Manager” on page 15 is deleted and replaced with the following:

Portfolio Managers

George Hashbarger, Jr. has served as the sole Portfolio Manager for the Wealth Preservation Fund since inception (October 5, 2011) and has over two decades of investment experience.  Since 2001, Mr. Hashbarger has provided portfolio management services and investment advice to several limited partnerships, BPV Capital Management and Northshore Management Company.  In addition, he served as the Chief Investment Officer of Northshore Management Company from 2004 to 2009.  Prior to 2001, Mr. Hashbarger spent nine years in institutional private equity working for both GE Capital (1993-2000) and First Union Capital Partners (2000-2001).  Mr.  Hashbarger received his BBA in finance in 1983 from Texas A&M University with honors and his MBA with a concentration in Finance from the University of Virginia in 1988.

Effective June 7, 2013, the Sub-Adviser designated Mr. Hashbarger and Miranda Davis as Portfolio Managers to the Core Diversification Fund, of which Mr. Hashbarger had previously been the sole portfolio manager since the Fund’s inception on October 5, 2011. Ms. Davis has served as an analyst and an assistant portfolio manager for the Sub-Adviser since 2008. Ms. Davis graduated from the University of Tennessee magna cum laude in 2007, with a degree in business administration, a major in finance, and a collateral in international business.

Mr. Hashbarger and Ms. Davis share the responsibility for the day-to-day portfolio management of the Core Diversification Fund. The SAI provides additional information about each of Mr. Hashbarger’s and Ms. Davis’ compensation, other accounts managed and ownership of securities in the Fund.

•	The sections captioned “Portfolio Management”, “Ownership of Fund Shares” and “Compensation”, on pages 25-26 of the SAI are replaced with the following:

Portfolio Managers.  Mr. Hashbarger is the sole portfolio manager of the Wealth Preservation Fund and is a portfolio manager of the Core Diversification Fund.  As stated above, Mr. Hashbarger is the President of the Sub-Adviser.

Miranda Davis serves alongside of Mr. Hashbarger as a portfolio manager of the Core Diversification Fund, and is a portfolio manager for the Sub-Adviser.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by the portfolio managers as of June 1, 2013, stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Core Diversification Fund	Dollar Range of Equity Securities in the Wealth Preservation Fund
George Hashbarger, Jr.	C	D
Miranda Davis	C	C

Compensation.  Mr. Hashbarger is not compensated directly by the Funds, but rather by the Sub-Adviser, of which he is an indirect owner and is thus entitled to profits related to his indirect ownership.  Since profits are expected to increase as assets increase, Mr. Hashbarger is expected to receive increased profits as an indirect owner of the Sub-Adviser as assets of the Funds increase.  Ms. Davis receives a fixed salary from the Sub-Adviser.

Investors Should Retain This Supplement for Future Reference

SUPPLEMENT DATED JUNE 13, 2013
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 28, 2012 FOR
BPV CORE DIVERSIFICATION FUND – ADVISOR SHARES (the “Fund”) AND
BPV WEALTH PRESERVATION FUND – ADVISOR SHARES
a series of BPV Family of Funds (the “Trust”)

This supplement must be accompanied by, or read in conjunction with, the current Prospectus and Statement of Additional Information (“SAI”) for the Trust, dated December 28, 2012. Please keep this supplement for future reference.

Effective June 7, 2013, Quintium Advisors, LLC, the sub-adviser to the Core Diversification Fund (the “Sub-Adviser”), has named Miranda Davis as a Portfolio Manager of the firm. Effective immediately, Ms. Davis will manage the Fund alongside of George Hashbarger, Jr., who has previously served as the sole Portfolio Manager of the Fund since its inception.  Accordingly:

•	References in the Prospectus and SAI to “Portfolio Manager” are changed, where the context requires, to “Portfolio Managers”.

•	The paragraph captioned “Management” on page 4 of the Prospectus is replaced with the following:

BPV Capital Management, LLC serves as the Core Diversification Fund’s investment adviser and Quintium Advisors, LLC serves as the Fund’s sub-adviser. Miranda Davis and George Hashbarger, Jr. are the Fund’s Portfolio Managers.  Mr. Hashbarger is the President of the Sub-Adviser, and was the sole portfolio manager of the Fund from its inception until Mr. Hashbarger and Ms. Davis were designated as Portfolio Managers on June 7, 2013.

•	The section captioned “Portfolio Manager” on page 15 is deleted and replaced with the following:

Portfolio Managers

George Hashbarger, Jr. has served as the sole Portfolio Manager for the Wealth Preservation Fund since inception (October 5, 2011) and has over two decades of investment experience.  Since 2001, Mr. Hashbarger has provided portfolio management services and investment advice to several limited partnerships, BPV Capital Management and Northshore Management Company.  In addition, he served as the Chief Investment Officer of Northshore Management Company from 2004 to 2009.  Prior to 2001, Mr. Hashbarger spent nine years in institutional private equity working for both GE Capital (1993-2000) and First Union Capital Partners (2000-2001).  Mr.  Hashbarger received his BBA in finance in 1983 from Texas A&M University with honors and his MBA with a concentration in Finance from the University of Virginia in 1988.

Effective June 7, 2013, the Sub-Adviser designated Mr. Hashbarger and Miranda Davis as Portfolio Managers to the Core Diversification Fund, of which Mr. Hashbarger had previously been the sole portfolio manager since the Fund’s inception on October 5, 2011. Ms. Davis has served as an analyst and an assistant portfolio manager for the Sub-Adviser since 2008. Ms. Davis graduated from the University of Tennessee magna cum laude in 2007, with a degree in business administration, a major in finance, and a collateral in international business.

Mr. Hashbarger and Ms. Davis share the responsibility for the day-to-day portfolio management of the Core Diversification Fund. The SAI provides additional information about each of Mr. Hashbarger’s and Ms. Davis’ compensation, other accounts managed and ownership of securities in the Fund.

•	The sections captioned “Portfolio Management”, “Ownership of Fund Shares” and “Compensation”, on pages 25-26 of the SAI are replaced with the following:

Portfolio Managers.  Mr. Hashbarger is the sole portfolio manager of the Wealth Preservation Fund and is a portfolio manager of the Core Diversification Fund.  As stated above, Mr. Hashbarger is the President of the Sub-Adviser.

Miranda Davis serves alongside of Mr. Hashbarger as a portfolio manager of the Core Diversification Fund, and is a portfolio manager for the Sub-Adviser.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by the portfolio managers as of June 1, 2013, stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Core Diversification Fund	Dollar Range of Equity Securities in the Wealth Preservation Fund
George Hashbarger, Jr.	C	D
Miranda Davis	C	C

Compensation.  Mr. Hashbarger is not compensated directly by the Funds, but rather by the Sub-Adviser, of which he is an indirect owner and is thus entitled to profits related to his indirect ownership.  Since profits are expected to increase as assets increase, Mr. Hashbarger is expected to receive increased profits as an indirect owner of the Sub-Adviser as assets of the Funds increase.  Ms. Davis receives a fixed salary from the Sub-Adviser.

Investors Should Retain This Supplement for Future Reference